Cash and cash equivalents and short term investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Cash at banks and on hand	491	708
Short-term deposits and securities	896	699
Total cash and cash equivalents	1,387	1,407
Cash and cash equivalents are held in the following currencies as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Euro	477	524
British pound	190	337
US dollar	88	74
Norwegian krone	35	64
Swedish krona	21	31
Australian dollar	358	234
Indonesian rupiah	26	41
Papua New Guinean kina	102	45
Other	90	57
Total cash and cash equivalents	1,387	1,407